Risks Inherent in the Operating Environment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
Disclosure Of Significant Revenue Percentages By State By Division Table Text Block

For the six months ended June 30, 2012 and 2011, the Company had significant revenues by state (shown as a percentage of applicable division’s revenue) as follows:

Payday Division			Cricket Wireless Division
	2012 % of Revenues	2011 % of Revenues		2012 % of Revenues	2011 % of Revenues
Nebraska	26%	28%	Missouri	16%	28%
Wyoming	15%	15%	Nebraska	13%	20%
North Dakota	18%	18%	Texas	12%	14%
Iowa	12%	13%	Indiana	11%	26%
			Oklahoma	10%	0%

For the years ended December 31, 2011 and 2010, the Company had significant revenues by state (shown as a percentage of applicable division’s revenue when 10% or more) as follows:

Payday Division			Cricket Wireless Division
	2011 % of Revenues	2010 % of Revenues		2011 % of Revenues	2010 % of Revenues
Nebraska	28%	28%	Missouri	25%	31%
Wyoming	15%	14%	Nebraska	18%	16%
North Dakota	18%	16%	Texas	11%	12%
Iowa	12%	12%	Indiana	22%	28%